Note 1	6 Months Ended
Jun. 30, 2021
Introduction Basis For The Presentation Of The Consolidated Financial Statements Internal Control Of Financial Information And Other Information [Abstract]
Disclosure of Introduction Basis For The Presentation Of The Consolidated Financial Statements Internal Control Of Financial Information And Other Information [Text Block]	Introduction, basis for the presentation of the condensed interim consolidated financial statements and other informationIntroduction
Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank”, “BBVA" or "BBVA, S.A.") is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.
The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4, Bilbao) as noted on its web site (www.bbva.com).
In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, “the Group” or “the BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare consolidated financial statements comprising all consolidated subsidiaries of the Group.
The consolidated financial statements of the BBVA Group for the year ended December 31, 2020 were authorized for issue on February 26, 2021.
Basis for the presentation of the condensed interim consolidated financial statements
The BBVA Group’s condensed interim consolidated financial statements (hereinafter, the “Consolidated Financial Statements”) as of and for the six months ended June 30,2021 are presented in accordance with the International Accounting Standard “Interim Financial Reporting” (“IAS 34”) and have been approved by the Board of Directors at its meeting held on July 29, 2021. In accordance with IAS 34, the interim financial information is prepared solely for the purpose of updating the last annual consolidated financial statements, focusing on new activities, events and circumstances that occurred during the period without duplicating the information previously published in those consolidated financial statements.
Therefore, the accompanying Consolidated Financial Statements do not include all information required by a complete set of consolidated financial statements prepared in accordance with International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”), consequently for an appropriate understanding of the information included in them, they should be read together with the consolidated financial statements of the Group as of and for the year ended December 31, 2020.
The aforementioned annual consolidated financial statements were prepared in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”) applicable as of December 31, 2020, considering the Bank of Spain Circular 4/2017, (as amended thereafter) and any other legislation governing financial reporting applicable to the Group in Spain.
The accompanying Consolidated Financial Statements were prepared applying principles of consolidation, accounting policies and valuation criteria, which, as described in Note 2, are the same as those applied in the consolidated financial statements of the Group as of and for the year ended December 31, 2020, taking into consideration the new Standards and Interpretations that became effective from January 1, 2021 (see Note 2.1), so that they present fairly the Group’s consolidated equity and financial position as of June 30, 2021, together with the consolidated results of its transactions and the consolidated cash flows generated by the Group during the six months ended June 30, 2021.
The Consolidated Financial Statements and explanatory notes were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. They include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the entities in the Group.
All effective accounting standards and valuation criteria with a significant effect in the Consolidated Financial Statements were applied in their preparation.
The amounts reflected in the accompanying Consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Therefore, some items that appear without a balance in these Consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.
The percentage changes in amounts have been calculated using figures expressed in thousands of euros.
When determining the information to disclose about various items of the Consolidated Financial Statements, the Group, in accordance with IAS 34, has taken into account their materiality in relation to the Consolidated Financial Statements.
Comparative information
Sale of BBVA’s U.S. subsidiary to PNC Financial Service Group
As mentioned in Note 3, in 2020, BBVA reached an agreement to sell its entire stake in BBVA USA Bancshares, Inc., which in turn owns all the capital stock of the bank, BBVA USA, as well as other companies of the BBVA Group in the United States with activities related to this banking business. On June 1, 2021 and once the mandatory authorizations had been obtained, BBVA completed the sale mentioned above.
As required by IFRS 5 "Non-current assets held for sale and discontinued operations", the balances of assets and liabilities corresponding to such companies for sale were reclassified in 2020 from their corresponding accounting headings to the headings "Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” respectively, from the consolidated balance sheet as of December 31, 2020. Similarly, as required by the aforementioned IFRS 5, the results generated by these companies for the first five months of 2021 are presented in the heading “Profit (loss) after taxes from discontinued operations” of the condensed consolidated income statement for such period, and in the heading "Non-current assets and disposal groups classified as held for sale" of the condensed consolidated statements of recognized income and expense for such period. Additionally, the results corresponding to the first six months of 2020 have been reclassified, to facilitate the comparison between periods, to those same sections of the respective condensed consolidated income statements and condensed consolidated statements of recognized income and expense for that period. Finally, the total consideration received in cash for the sale of BBVA's business in the United States has been recorded under the heading of “Divestments - Non-current assets classified as held for sale and associated liabilities” of the condensed consolidated cash flow statements as of and for the first half of 2021.
Note 20 shows a breakdown of the financial information of the companies sold in the United States as of December 31, 2020 and for the first five months of 2021 and the first half of 2020.
Seasonal nature of income and expenseThe nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.Management and impacts of the COVID-19 pandemic
The appearance of the Coronavirus COVID-19 in China and its global expansion to a large number of countries, has motivated the viral outbreak to be classified as a global pandemic by the World Health Organization since last March 11, 2020. The pandemic has affected and continues to adversely affect the world economy and economic activity and conditions in the countries in which the Group operates, leading many of them to economic recession. The governments of the different countries in which the Group operates have adopted different measures that have conditioned the evolution (see Note 6.2).
In this pandemic situation, BBVA has focused its attention on enabling the continuity of the business operational security as a priority and monitoring the impacts on the business and on the risks of the Group (such as the impacts on results, capital or liquidity). Additionally, BBVA adopted from the beginning a series of measures to support its main interest groups. In this sense, the purpose and the Group's long-term strategic priorities remain the same and are even reinforced, with a commitment to technology and data-driven decision-making.
With the aim of mitigating the impact of COVID-19, various European and International bodies have made pronouncements to be taken into account in the implementation of the accounting and prudential frameworks. The BBVA Group has taken these pronouncements into consideration when preparing this report (see Note 6.1).
The main impacts of COVID-19 pandemic in the BBVA Group's Consolidated Financial Statements are detailed in the following explanatory notes:
• Note 1.6 includes information on the consideration of the COVID-19 pandemic in the estimates made.
•Note 6.1 details the main risks associated with the pandemic as well as the impacts that have occurred both in the activity and in the Consolidated Financial Statements for the first half of 2021.
•Note 6.2 includes information related to the initiatives carried out by the Group to help the most affected clients, jointly with the measures of the corresponding governments. Likewise, it contains, among others, information regarding the number of operations and the amount corresponding to payment deferrals' measures, both public and private, granted by the Group worldwide.
•Note 6.3 presents information regarding the impact on liquidity and financing risk.
•Note 29 includes information with regard to the impact on the Group's capital.
Responsibility for the information and for the estimates made
The information contained in the BBVA Group’s Consolidated Financial Statements is the responsibility of the Group’s Directors.
Estimates were required to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expense and commitments. These estimates relate mainly to the following:
•Loss allowances on certain financial assets (see Notes 6, 12, 13 and 15).
•The assumptions used to quantify certain provisions (see Notes 22 and 23) and for the actuarial calculation of post-employment benefit liabilities and other commitments (see Note 24).
•The useful life and impairment losses of tangible and intangible assets (see Notes 16, 17, 19 and 20).
•The valuation of goodwill and price allocation of business combinations (see Note 17).
•The fair value of certain unlisted financial assets and liabilities (see Note 7, 9, 10, 11, 12 and 14).
•The recoverability of deferred tax assets (see Note 18).
As mentioned before, on March 11, 2020, COVID-19 was declared as a global pandemic by the World Health Organization (see Note 1.5). The great uncertainty associated to the unprecedented nature of this pandemic entails a greater complexity of developing reliable estimations and applying judgment.
Therefore, these estimates have been made on the basis of the best available information on the matters analyzed, as of June 30, 2021. However, it is possible that events may take place in the future which could make it necessary to amend these estimations (upward or downward), which would be carried out prospectively, recognizing the effects of the change in estimation in the corresponding consolidated income statement.
During the six-month period ended on June 30, 2021 there have been no significant changes in the estimates made at the end of the 2020 financial year, other than those indicated in these Consolidated Financial Statements.